Shareholders’ equity (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issued capital	R$ 788	R$ 761
Companhia Brasileira De Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,346,674,477	1,341,757,835